Segment Information - Reconciliation of Segment Operating Revenues and Earnings to Consolidated (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Revenue And Profit (Loss) From Segments To Consolidated
Total revenues	$ 6,893.6	$ 4,994.7	$ 10,567.3	$ 14,770.3	$ 11,168.0
Income before income taxes	1,029.7	57.4	149.2	5,785.5	1,512.7
Retirement and Income Solutions
Operating Revenue And Profit (Loss) From Segments To Consolidated
Inter-segment revenues	46.5	28.6	65.9	27.2	18.9
Operating Segments
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	6,304.6	5,567.2	11,805.4	10,237.3	11,095.4
Revenues from exited business	487.1	(416.7)	(927.5)	4,414.8
Pre-tax operating earnings (losses)	745.8	719.7	1,592.1	1,476.9	1,440.7
Pre-tax income (loss) from exited business	194.2	(526.3)	(1,127.8)	4,296.8
Operating Segments | Retirement and Income Solutions
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	4,019.7	3,289.8	7,194.7	5,881.4	6,248.5
Pre-tax operating earnings (losses)	512.6	495.3	1,062.1	1,028.6	1,123.8
Operating Segments | Benefits and Protection
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	2,246.1	2,225.1	4,490.4	4,295.2	4,779.4
Pre-tax operating earnings (losses)	235.8	215.6	523.4	565.3	357.7
Operating Segments | Benefits and Protection | Specialty Benefits
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	1,704.8	1,572.8	3,226.1	2,981.6	2,706.8
Operating Segments | Benefits and Protection | Life Insurance
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	541.5	652.5	1,265.1	1,313.8	2,072.8
Operating Segments | Benefits and Protection | Eliminations
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	(0.2)	(0.2)	(0.8)	(0.2)	(0.2)
Operating Segments | Corporate
Operating Revenue And Profit (Loss) From Segments To Consolidated
Operating revenues	38.8	52.3	120.3	60.7	67.5
Pre-tax operating earnings (losses)	(2.6)	8.8	6.6	(117.0)	(40.8)
Reconciling Items
Operating Revenue And Profit (Loss) From Segments To Consolidated
Net realized capital gains (losses), net of related revenue adjustments	124.6	(132.7)	(264.7)	153.2	105.1
Revenues from exited business	487.1	(416.7)	(927.5)	4,414.8
Market risk benefit derivative settlements	(22.7)	(23.1)	(45.9)	(35.0)	(32.5)
Pre-tax net realized capital gains (losses), as adjusted	89.0	(136.6)	(334.7)	(50.4)	47.7
Pre-tax income (loss) from exited business	194.2	(526.3)	(1,127.8)	4,296.8
Adjustments related to equity method investments and noncontrolling interest	$ 0.7	$ 0.6	$ 19.6	$ 62.2	$ 24.3